Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,610	$ 1,585
Current other financial assets	381	470
Non-current other financial assets	1,229	1,115
Cash and cash equivalents	12,501	12,428	$ 17,236
Trade and other receivables	5,339	4,742
Total financial assets	18,958	18,224
Non-financial assets	83,404	83,072
Total assets	102,362	101,296	95,166
Other financial liabilities	2,271	2,559
Current other financial liabilities	512	402
Non-current other financial liabilities	1,759	2,157
Trade and other payables	6,764	6,300
Bank overdrafts and short-term borrowings	3	5
Notes and debentures	14,932	11,819
Lease liabilities	3,116	3,019
Total financial liabilities	29,652	31,083
Non-financial liabilities	23,590	21,683
Total liabilities	53,242	52,766	$ 46,400
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	12,501	12,428
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdrafts and short-term borrowings	3	5
Bank loans	2,610	7,502
Notes and debentures	14,932	11,819
Other	57
Current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	176	147
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	241	176
Current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial liabilities	95	79
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1,337	1,608
Non-current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	54	82
Non current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial liabilities	368	467
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	6,049	5,338
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	614	841
Current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	5	34
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	118	407
Current other financial assets [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial assets	234
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	24	29
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	113	149
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	103	228
Non-current other financial assets [member] | Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets	195	246
Non-current other financial assets [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	398
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 1 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	201	224
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	219	268
Trade and other receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,597	1,506
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 3,250	$ 2,705